ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement of allowances
Closing balance		$ 13,000,601	$ 11,242,208
Allowances for accounts receivable
Movement of allowances
Beginning of the year	38,482,827	47,582,217	9,505,481
Allowances made (reversed) during the year, net	(5,843,084)	(1,897,423)	43,240,595
Accounts written-off against allowances	(8,677)	(7,877,676)	(5,325,908)
Foreign exchange effect	(814,166)	675,709	162,049
Closing balance	31,816,900	38,482,827	47,582,217
Allowances for advances to suppliers
Movement of allowances
Beginning of the year	40,046,830	38,545,487	38,123,721
Allowances made (reversed) during the year, net	4,349	855,066	370,622
Foreign exchange effect	(2,315,751)	646,277	51,144
Closing balance	37,735,428	40,046,830	38,545,487
Allowances for other receivables
Movement of allowances
Beginning of the year	887,024	756,062
Allowances made (reversed) during the year, net	(52,671)	107,533	752,928
Foreign exchange effect	(4,751)	23,429	3,134
Closing balance	$ 829,602	$ 887,024	$ 756,062